Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation
Basis of Presentation – The Partnership’s consolidated financial statements include all majority-owned and controlled subsidiaries. For non-wholly-owned consolidated subsidiaries, the interests owned by third parties, including MPC, have been recorded as Noncontrolling interest in the accompanying Consolidated Balance Sheets. Intercompany investments, accounts and transactions have been eliminated. The Partnership’s investments in which the Partnership exercises significant influence but does not control and does not have a controlling financial interest, are accounted for using the equity method. The Partnership’s investments in a VIE in which the Partnership exercises significant influence but does not control and is not the primary beneficiary are accounted for using the equity method. The accompanying consolidated financial statements of the Partnership have been prepared in accordance with GAAP.

Use of estimates
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates affect, among other items, valuing identified intangible assets; determining the fair value of derivative instruments; valuing inventory; evaluating impairments of long-lived assets, goodwill and equity investments; establishing estimated useful lives for long-lived assets; acquisition accounting; recognizing share-based compensation expense; estimating revenues, expense accruals and capital expenditures; valuing AROs; and determining liabilities, if any, for environmental and legal contingencies.

Revenue recognition
Revenue Recognition – The Partnership’s assessment of each of the revenue recognition criteria as they relate to its revenue producing activities are as follows: persuasive evidence of an arrangement exists, delivery, the fee is fixed or determinable and collectability is reasonably assured. It is upon delivery or title transfer to the customer that the Partnership meets all four revenue recognition criteria and it is at such time that the Partnership recognizes Product sales. It is upon completion of services provided that the Partnership meets all four criteria and it is at such time that the Partnership recognizes Service revenue.

L&S Segment

Revenues are recognized in the L&S segment for crude oil and product pipeline transportation based on the delivery of actual volumes transported at regulated tariff rates. When MPC ships volumes on our pipeline systems under a joint tariff with a third party, those revenues are recorded as sales and other operating revenues, and not as sales to related parties, because we receive payment from the third party. Revenues are recognized for crude oil and refined product storage as performed based on contractual rates. Operating fees received for operating pipeline systems are recognized as a component of other income in the period the service is performed. All such amounts are reported as Service revenue on the Consolidated Statements of Income.
Under our MPC transportation services agreements, if MPC fails to transport its minimum throughput volumes during any quarter, then MPC will pay us a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect. MPC may then apply the amount of any such deficiency payments as a credit for volumes transported on the applicable pipeline system in excess of its minimum volume commitment during the following four or eight quarters under the terms of the applicable transportation services agreement. The deficiency payments are initially recorded as Deferred revenue-related parties in the Consolidated Balance Sheets. The Partnership recognizes revenues for the deficiency payments at the earlier of when credits are used for volumes transported in excess of minimum volume commitments, when it becomes impossible to physically transport volumes necessary to utilize the credits or upon the expiration of the applicable four or eight quarter period. The use or expiration of the credits is a decrease in Deferred revenue-related parties. In addition, capital projects the Partnership undertakes at the request of MPC are reimbursed in cash and recognized in income over the remaining term of the applicable transportation services agreements.

HSM is a provider of marine transportation services for its customers and does not assume ownership of the products it transports. The Partnership transports cargo from a designated origin to a designated destination at a pre-established fixed rate. Costs incurred as part of moving the products and their subsequent reimbursements are recorded on a gross basis.

G&P Segment

The Partnership generates the majority of its G&P segment revenues from natural gas gathering, transportation and processing; NGL gathering, transportation, fractionation, marketing and storage; and crude oil gathering and transportation. The Partnership disaggregates revenue as Product sales and Service revenue on the Consolidated Statements of Income. Revenue is reported as follows:

•	Product sales – Product sales represent the sale of NGLs, condensate and natural gas. The product is primarily obtained as consideration for or related to providing midstream services.

•	Service revenue – Service revenue represents all other revenue generated as the result of performing the services listed above.

The Partnership enters into a variety of contract types in order to generate Product sales and Service revenue. The Partnership provides services under the following different types of arrangements:

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Fee-based arrangements – Under fee-based arrangements, the Partnership receives a fee or fees for one or more of the following services: gathering, processing and transportation of natural gas; gathering, transportation, fractionation, exchange and storage of NGLs; and gathering and transportation of crude oil. The revenue the Partnership earns from these arrangements is generally directly related to the volume of natural gas, NGLs or crude oil that flows through the Partnership’s systems and facilities and is not normally directly dependent on commodity prices. In certain cases, the Partnership’s arrangements provide for minimum annual payments or fixed demand charges.

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Fee-based arrangements are reported as Service revenue on the Consolidated Statements of Income. In certain instances when specifically stated in the contract terms, the Partnership purchases product after fee-based services have been provided. Revenue from the sale of products purchased after services are provided is reported as Product sales and recognized on a gross basis as the Partnership is the principal in the transaction.

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Percent-of-proceeds arrangements – Under percent-of-proceeds arrangements, the Partnership gathers and processes natural gas on behalf of producers, sells the resulting residue gas, condensate and NGLs at market prices and remits to producers an agreed-upon percentage of the proceeds. In other cases, instead of remitting cash payments to the producer, the Partnership delivers an agreed-upon percentage of the residue gas and NGLs to the producer (take-in-kind arrangements) and sells the volumes the Partnership retains to third parties. Revenue from these arrangements is reported on a gross basis where the Partnership acts as the principal, as the Partnership has physical inventory risk and does not earn a fixed dollar amount. The agreed-upon percentage paid to the producer is reported as Purchased product costs on the Consolidated Statements of Income. Revenue is recognized on a net basis when the Partnership acts as an agent and earns a fixed dollar amount of physical product and does not have risk of loss of the gross amount of gas and/or NGLs. Percent-of-proceeds revenue is reported as Product sales on the Consolidated Statements of Income.

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Keep-whole arrangements – Under keep-whole arrangements, the Partnership gathers natural gas from the producer, processes the natural gas and sells the resulting condensate and NGLs to third parties at market prices. Because the extraction of the condensate and NGLs from the natural gas during processing reduces the Btu content of the natural gas, the Partnership must either purchase natural gas at market prices for return to producers or make cash payment to the producers equal to the energy content of this natural gas. Certain keep-whole arrangements also have provisions that require the Partnership to share a percentage of the keep-whole profits with the producers based on the oil to gas ratio or the NGL to gas ratio. Sales of NGLs under these arrangements are reported as Product sales on the Consolidated Statements of Income and are reported on a gross basis as the Partnership is the principal in the arrangement. Natural gas purchased to return to the producer and shared NGL profits are recorded as Purchased product costs in the Consolidated Statements of Income.

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Percent-of-index arrangements – Under percent-of-index arrangements, the Partnership purchases natural gas at either (1) a percentage discount to a specified index price, (2) a specified index price less a fixed amount or (3) a percentage discount to a specified index price less an additional fixed amount. The Partnership then gathers and delivers the natural gas to pipelines where the Partnership resells the natural gas at the index price or at a different percentage discount to the index price. Revenue generated from percent-of-index arrangements are reported as Product sales on the Consolidated Statements of Income and are recognized on a gross basis as the Partnership purchases and takes title to the product prior to sale and is the principal in the transaction.

In many cases, the Partnership provides services under contracts that contain a combination of more than one of the arrangements described above. When fees are charged (in addition to product received) under keep-whole arrangements, percent-of-proceeds arrangements or percent-of-index arrangements, the Partnership records such fees as Service revenue on the Consolidated Statements of Income. The terms of the Partnership’s contracts vary based on gas quality conditions, the competitive environment when the contracts are signed and customer requirements.

Amounts billed to customers for shipping and handling, including fuel costs, are included in Product sales on the Consolidated Statements of Income, except under contracts where we are acting as an agent. Shipping and handling costs associated with product sales are included in Purchased product costs on the Consolidated Statements of Income. Taxes collected from customers and remitted to the appropriate taxing authority are excluded from revenue. Facility expenses and depreciation represent those expenses related to operating our various facilities and are necessary to provide both Product sales and Service revenue.

Based on the terms of certain natural gas gathering, transportation and processing agreements, the Partnership is considered to be the lessor under several implicit operating lease arrangements in accordance with GAAP. The Partnership’s primary implicit lease operations relate to a natural gas gathering agreement in the Marcellus shale for which it earns a fixed-fee for providing gathering services to a single producer customer using a dedicated gathering system. As the gathering system is expanded, the fixed-fee charged to the producer is adjusted to include the additional gathering assets in the lease. Other significant implicit leases relate to a natural gas processing agreement in the Marcellus shale and a natural gas processing agreement in the Southern Appalachia region for which the Partnership earns minimum monthly fees for providing processing services to a single producer using a dedicated processing plant. Similarly, the Partnership is considered to be the lessor under implicit operating lease arrangements with MPC in accordance with GAAP. The Partnership’s primary implicit lease operations with MPC relate to the transportation agreement between HSM and MPC. The rental expense related to the HSM implicit lease is depreciation of the HSM assets. These revenues and costs from implicit leases are recorded as Rental income, Rental income-related parties and Rental cost of sales, respectively, on the Consolidated Statements of Income. All other services are provided to MPC on an as-needed basis and recorded as Service revenue-related parties on the Consolidated Statements of Income.

Revenue and Expense Accruals
Revenue and Expense Accruals – The Partnership routinely makes accruals based on estimates for both revenues and expenses due to the timing of compiling billing information, receiving certain third party information and reconciling the Partnership’s records with those of third parties. The delayed information from third parties includes, among other things, actual volumes purchased, transported or sold, adjustments to inventory and invoices for purchases, actual natural gas and NGL deliveries and other operating expenses. The Partnership makes accruals to reflect estimates for these items based on its internal records and information from third parties. Estimated accruals are adjusted when actual information is received from third parties and the Partnership’s internal records have been reconciled.

Cash and cash equivalents	Cash and Cash Equivalents – Cash and cash equivalents include cash on hand and on deposit and investments in highly liquid debt instruments with initial maturities of three months or less.
Restricted cash
Restricted Cash – Restricted cash consists of cash and investments that must be maintained as collateral for letters of credit issued to certain third party producer customers. The balances will be outstanding until certain capital projects are completed and the third party releases the restriction. Restricted cash also consists of cash advances to be used for the operation and maintenance of an operated pipeline system. At December 31, 2015 and 2014, the amount of restricted cash included in Other current assets in the Consolidated Balance Sheets was $9 million and $4 million, respectively.

Receivables
Receivables – Receivables primarily consist of customer accounts receivable, which are recorded at the invoiced amount and generally do not bear interest. Management reviews the allowance quarterly. Past-due balances over 90 days and other higher risk amounts are reviewed individually for collectability. Balances that remain outstanding after reasonable collection efforts have been unsuccessful are written off through a charge to the valuation allowance and a credit to accounts receivable.

Inventory
Inventories – Inventories consist primarily of natural gas, propane, other NGLs and materials and supplies to be used in operations. Natural gas, propane, and other NGLs are valued at the lower of weighted-average cost or net realizable value. Materials and supplies are stated at the lower of cost or net realizable value. Cost for materials and supplies is determined primarily using the weighted-average cost method. Processed natural gas and NGL inventories include material, labor and overhead. Shipping and handling costs related to purchases of natural gas and NGLs are included in inventory.

Imbalances
Imbalances – Within our pipelines and storage assets we experience volume gains and losses due to pressure and temperature changes, evaporation and variances in meter readings and other measurement methods. Until settled, positive imbalances are recorded as other current assets and negative imbalances are recorded as accounts payable. Positive and negative product imbalances are settled in cash, settled by physical delivery of gas from a different source, or tracked and settled in the future.

Property, plant and equipment
Property, Plant and Equipment – Property, plant and equipment are recorded at cost. Expenditures that extend the useful lives of assets are capitalized. Repairs, maintenance and renewals that do not extend the useful lives of the assets are expensed as incurred. Interest costs for the construction or development of long-lived assets are capitalized and amortized over the related asset’s estimated useful life. Leasehold improvements are amortized over the shorter of the useful life or lease term.

When items of property, plant and equipment are sold or otherwise disposed of, any gains or losses are reported in the Consolidated Statements of Income. Gains on the disposal of property, plant and equipment are recognized when they occur, which is generally at the time of closing. If a loss on disposal is expected, such losses are recognized when the assets are classified as held for sale. The Partnership evaluates transactions involving the sale of property, plant and equipment to determine if they are, in-substance, the sale of real estate. Tangible assets may be considered real estate if the costs to relocate them for use in a different location exceed 10 percent of the asset’s fair value. Financial assets, primarily in the form of ownership interests in an entity, may be in-substance real estate based on the significance of the real estate in the entity. Sales of real estate are not considered consummated if the Partnership maintains an interest in the asset after it is sold or has certain other forms of continuing involvement. Significant judgment is required to determine if a transaction is a sale of real estate and if a transaction has been consummated. If a sale of real estate is not considered consummated, the Partnership cannot record the transaction as a sale and must account for the transaction under an alternative method of accounting such as a financing or leasing arrangement.

The Partnership’s policy is to evaluate whether there has been an impairment in the value of long-lived assets when certain events indicate that the remaining balance may not be recoverable. The Partnership evaluates the carrying value of its property, plant and equipment on at least a segment level and at lower levels where the cash flows for specific assets can be identified, which generally is the business unit level for our G&P segment and the pipeline system level for our L&S segment, and are largely independent from other asset groups. A long-lived asset group is considered impaired when the estimated undiscounted cash flows from such asset group are less than the asset group’s carrying value. In that event, a loss is recognized to the extent that the carrying value exceeds the fair value of the long-lived asset group. Fair value is determined primarily using estimated discounted cash flows. Management considers the volume of producer customers’ reserves behind the asset and future NGL product and natural gas prices to estimate cash flows. The amount of additional producer customers’ reserves developed by future drilling activity depends, in part, on expected natural gas prices. Projections of producer customers’ reserves, drilling activity and future commodity prices are inherently subjective and contingent upon a number of variable factors, many of which are difficult to forecast. Any significant variance in any of these assumptions or factors could materially affect future cash flows, which could result in the impairment of an asset group.

For assets identified to be disposed of in the future, the carrying value of these assets is compared to the estimated fair value, less the cost to sell, to determine if impairment is required. Until the assets are disposed of, an estimate of the fair value is redetermined when related events or circumstances change.

Intangibles
Intangibles – The Partnership’s intangibles are mainly comprised of customer contracts and related relationships acquired in business combinations and recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Using relevant information and assumptions, management determines the fair value of acquired identifiable intangible assets. Fair value was calculated using the multi-period excess earnings method under the income approach for each reporting unit. This valuation method is based on first forecasting gross profit for the existing customer base and then applying expected attrition rates. The operating cash flows are calculated by determining the costs required to generate gross profit from the existing customer base. The key assumptions include overall gross profit growth, attrition rate of existing customers over time and the discount rate. Amortization of intangibles with definite lives is calculated using the straight-line method which is reflective of benefit pattern in which the estimated economic benefit is expected to be received over the estimated useful life of the intangible asset. The estimated economic life is determined by assessing the life of the assets related to the contracts and relationships, likelihood of renewals, the projected reserves, competitive factors, regulatory or legal provisions and maintenance and renewal costs.

Intangibles with indefinite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the intangible may not be recoverable. If the sum of the expected undiscounted future cash flows related to the asset is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

Goodwill
Goodwill – Goodwill is the cost of an acquisition less the fair value of the net identifiable assets and noncontrolling interest, if any, of the acquired business. The Partnership evaluates goodwill for impairment annually as of November 30, and whenever events or changes in circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Partnership may first assess qualitative factors to evaluate whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as the basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Partnership may elect to perform the two-step goodwill impairment test without completing a qualitative assessment. If a two-step process goodwill impairment test is elected or required, the first step involves comparing the fair value of the reporting unit to which goodwill has been allocated, with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the process involves comparing the implied fair value to the carrying value of the goodwill for that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, the excess of the carrying value over the implied fair value is recognized as an impairment loss. There were no impairments as a result of the Partnership’s 2015 and 2014 goodwill impairment analyses.

Other taxes	Other Taxes – Other taxes primarily include real estate taxes.
Environmental costs
Environmental Costs – Environmental expenditures are capitalized if the costs mitigate or prevent future contamination or if the costs improve environmental safety or efficiency of the existing assets. The Partnership recognizes remediation costs and penalties when the responsibility to remediate is probable and the amount of associated costs can be reasonably estimated. The timing of remediation accruals coincides with completion of a feasibility study or the commitment to a formal plan of action. Remediation liabilities are accrued based on estimates of known environmental exposure. A receivable is recorded for environmental costs indemnified by MPC.

Asset retirement obligations
Asset Retirement Obligations – An ARO is a legal obligation associated with the retirement of tangible long-lived assets that generally result from the acquisition, construction, development or normal operation of the asset. AROs are recorded at fair value in the period in which they are incurred, if a reasonable estimate of fair value can be made, and added to the carrying amount of the associated asset. This additional carrying amount is then depreciated over the life of the asset. The liability is determined using a risk free interest rate and increases due to the passage of time based on the time value of money until the obligation is settled. The Partnership recognizes a liability of a conditional ARO as soon as the fair value of the liability can be reasonably estimated. A conditional ARO is defined as an unconditional legal obligation to perform an asset retirement activity in which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the entity. AROs have not been recognized for certain assets because the fair value cannot be reasonably estimated since the settlement dates of the obligations are indeterminate. Such obligations will be recognized in the period when sufficient information becomes available to estimate a range of potential settlement dates.

Investment in Unconsolidated Affiliates
Investment in Unconsolidated Affiliates – Equity investments in which the Partnership exercises significant influence, but does not control and is not the primary beneficiary, are accounted for using the equity method and are reported in Equity method investments in the accompanying Consolidated Balance Sheets. Differences in the basis of the investments and the separate net asset values of the investees, if any, are amortized into net income over the remaining useful lives of the underlying assets and liabilities, except for the excess related to goodwill.

The Partnership believes the equity method is an appropriate means for it to recognize increases or decreases measured by GAAP in the economic resources underlying the investments. Regular evaluation of these investments is appropriate to evaluate any potential need for impairment. The Partnership uses evidence of a loss in value to identify if an investment has an other than a temporary decline.

Deferred financing costs
Deferred Financing Costs – Deferred financing costs are an asset for credit facility costs and netted in debt for senior notes. These costs are amortized over the contractual term of the related obligations using the effective interest method or, in certain circumstances, accelerated if the obligation is refinanced.

Derivative instruments
Derivative Instruments – Derivative instruments (including derivative instruments embedded in other contracts) are recorded at fair value and are reflected in the Consolidated Balance Sheets on a net basis, as either an asset or liability, as they are governed by the master netting agreements. The Partnership discloses the fair value of all of its derivative instruments under the captions Other noncurrent assets, Other current liabilities and Deferred credits and other liabilities in the Consolidated Balance Sheets, inclusive of option premiums, if any. Changes in the fair value of derivative instruments are reported in the Consolidated Statements of Income in accounts related to the item whose value or cash flows are being managed. All derivative instruments were marked to market through Product sales, Purchased product costs, or Cost of revenues. Revenue gains and losses relate to contracts utilized to manage the cash flow for the sale of a product. Purchased product costs gains and losses relate to contracts utilized to manage the cost of natural gas purchases, typically related to keep‑whole arrangements. Cost of revenues gains and losses relate to a contract utilized to manage electricity costs. Changes in risk management for unrealized activities are reported as an adjustment to net income in computing cash flow from operating activities on the accompanying Consolidated Statements of Cash Flows.

During the years ended December 31, 2015, 2014 and 2013, the Partnership did not designate any hedges or designate any contracts as normal purchases and normal sales (except for electricity contracts, for which the normal purchases and normal sales designation has been elected during the year ended December 31, 2015).

Fair value of financial instruments
Fair Value of Financial Instruments – Management believes the carrying amount of financial instruments, including cash and cash equivalents, receivables, receivables from related parties, other current assets, accounts payable, accounts payable to related parties and accrued liabilities approximate fair value because of the short-term maturity of these instruments. The recorded value of the amounts outstanding under the bank revolving credit facility, if any, approximate fair value due to the variable interest rate that approximates current market rates (see Note 14). Derivative instruments are recorded at fair value, based on available market information (see Note 15).

Fair value measurement
Fair Value Measurement – Financial assets and liabilities recorded at fair value in the Consolidated Balance Sheets are categorized based upon a fair value hierarchy established by GAAP, which classifies the inputs used to measure fair value into the following levels:

•	Level 1-inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

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Level 2-inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3-inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The determination to classify a financial instrument within Level 3 of the valuation hierarchy is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 inputs, observable inputs (that is, inputs that are actively quoted and can be validated to external sources); accordingly, the gains and losses for Level 3 financial instruments include changes in fair value due in part to observable inputs that are part of the valuation methodology. Level 3 financial instruments include crude oil options, all NGL derivatives and the embedded derivatives in commodity contracts discussed in Note 14 as they have significant unobservable inputs.

The methods and assumptions described above may produce a fair value that may not be realized in future periods upon settlement. Furthermore, while the Partnership believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. For further discussion see Note 14.

Employee benefit plans
Employee Benefit Plans – Neither we nor our subsidiaries have any employees as of January 1, 2016. The Partnership entered into an employee services agreement, effective December 28, 2015, with a subsidiary of MPC for the services provided by the employees from the MarkWest Merger. The Partnership also has two other employee services agreements with MPC.

Equity-based compensation arrangements
Equity-Based Compensation Arrangements – The Partnership issues phantom units under its share-based compensation plan as described further in Note 19. A phantom unit entitles the grantee a right to receive a common unit upon the issuance of the phantom unit. The fair value of phantom unit awards granted to employees and non-employee directors is based on the fair market value of MPLX LP common units on the date of grant. The fair value of the units awarded is amortized into earnings using a straight-line amortization schedule over the period of service corresponding with the vesting period. For phantom units that vest immediately and are not forfeitable, equity-based compensation expense is recognized at the time of grant.

Performance units paying out in cash are accounted for as liability awards and recorded at fair value with a mark-to-market adjustment made each quarter. The performance units paying out in units are accounted for as equity awards and use a Monte Carlo valuation model to calculate a grant date fair value.

To satisfy common unit awards, the Partnership may issue new common units, acquire common units in the open market or use common units already owned by the general partner.

Tax Effect of Share based Compensation
Tax Effects of Share-Based Compensation – The Partnership elected to adopt the simplified method to establish the beginning balance of the additional paid-in capital pool (“APIC Pool”) related to the tax effects of employee share-based compensation and to determine the subsequent impact on the APIC Pool and Consolidated Statements of Cash Flows of the tax effects of share-based compensation awards that were outstanding upon adoption. Additional paid-in capital is reported as Common unitholders - public in the accompanying Consolidated Balance Sheets.

Income taxes
Income Taxes – The Partnership is not a taxable entity for federal income tax purposes. As a result of the MarkWest Merger, discussed further in Note 4, MarkWest was the surviving entity for tax purposes. MarkWest is not a taxable entity for federal income tax purposes. As such, the Partnership does not directly pay federal income tax. The Partnership’s taxable income or loss, which may vary substantially from the net income or loss reported in the Consolidated Statements of Income, is includable in the federal income tax returns of each partner. The Partnership is, however, a taxable entity under certain state jurisdictions. MarkWest Hydrocarbon is a tax paying entity for both federal and state purposes.

In addition to paying tax on its own earnings, MarkWest Hydrocarbon recognizes a tax expense or a tax benefit on its proportionate share of Partnership income or loss resulting from MarkWest Hydrocarbon’s ownership of Class A units of the Partnership, even though for financial reporting purposes such income or loss is eliminated in consolidation. The Class A units represent limited partner interests with the same rights as common units except that the Class A units do not have voting rights, except as required by law. Class A units are not treated as outstanding common units in the Consolidated Balance Sheets as they are eliminated in the consolidation of MarkWest Hydrocarbon. The deferred income tax component relates to the change in the temporary book to tax basis difference in the carrying amount of the investment in the Partnership which results primarily from its timing differences in MarkWest Hydrocarbon’s proportionate share of the book income or loss as compared with the MarkWest Hydrocarbon’s proportionate share of the taxable income or loss of the Partnership.

The Partnership and MarkWest Hydrocarbon account for income taxes under the asset and liability method. Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, capital loss carryforwards and net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of any tax rate change on deferred taxes is recognized as tax expense (benefit) from continuing operations in the period that includes the enactment date of the tax rate change. Realizability of deferred tax assets is assessed and, if not more likely than not, a valuation allowance is recorded to reflect the deferred tax assets at net realizable value as determined by management. All deferred tax balances are classified as long-term in the accompanying Consolidated Balance Sheets. All changes in the tax bases of assets and liabilities are allocated among operations and items charged or credited directly to equity.

Net income per limited partner unit
Net Income Per Limited Partner Unit – The Partnership uses the two-class method when calculating the net income per unit applicable to limited partners, because there is more than one participating security. The classes of participating securities include common units, subordinated units, general partner units, certain equity-based compensation awards and incentive distribution rights. Class B units are considered to be a separate class of common units that do not participate in distributions.

Net income attributable to MPLX LP is allocated to the unitholders differently for preparation of the Consolidated Statements of Equity and the calculation of net income per limited partner unit. In preparing the Consolidated Statements of Equity, net income attributable to MPLX LP is allocated to unitholders in accordance with their respective ownership percentages. However, when distributions related to the incentive distribution rights are made, earnings equal to the amount of those distributions are first allocated to the general partner before the remaining earnings are allocated to the unitholders based on their respective ownership percentages.

During periods in which a net loss attributable to the Partnership is reported or periods in which the total distributions exceed the reported net income attributable to the Partnership’s unitholders, the amount allocable to certain equity-based compensation awards and Class B units is based on actual distributions to the equity-based compensation awards and Class B unitholders. Diluted earnings per unit is calculated by dividing net income attributable to the Partnership’s unitholders, after deducting amounts allocable to the outstanding equity-based compensation awards and Class B units, by the weighted average number of potential common units outstanding during the period. Potential common units are excluded from the calculation of diluted earnings per unit during periods in which net income attributable to the Partnership’s unitholders, after deducting amounts that are allocable to the outstanding equity-based compensation awards and Class B units, is a loss as the impact would be anti-dilutive.

Business Combinations
Business Combinations – The Partnership recognizes and measures the assets acquired and liabilities assumed in a business combination based on their estimated fair values at the acquisition date, with any remaining difference recorded as goodwill or gain from a bargain purchase. For all material acquisitions, management engages an independent valuation specialist to assist with the determination of fair value of the assets acquired, liabilities assumed, noncontrolling interest, if any, and goodwill, based on recognized business valuation methodologies. If the initial accounting for the business combination is incomplete by the end of the reporting period in which the acquisition occurs, an estimate will be recorded. Subsequent to the acquisition, and not later than one year from the acquisition date, the Partnership will record any material adjustments to the initial estimate based on new information obtained about facts and circumstances that existed as of the acquisition date. An income, market or cost valuation method may be utilized to estimate the fair value of the assets acquired, liabilities assumed, and noncontrolling interest, if any, in a business combination. The income valuation method represents the present value of future cash flows over the life of the asset using: (i) discrete financial forecasts, which rely on management’s estimates of volumes, NGL prices, revenue and operating expenses; (ii) long-term growth rates; and (iii) appropriate discount rates. The market valuation method uses prices paid for a reasonably similar asset by other purchasers in the market, with adjustments relating to any differences between the assets. The cost valuation method is based on the replacement cost of a comparable asset at prices at the time of the acquisition reduced for depreciation of the asset. Acquisition-related costs are expensed as incurred in connection with each business combination. See Note 4 for more information about the MarkWest Merger.

Accounting for Changes in Ownership Interests in Subsidiaries
Accounting for Changes in Ownership Interests in Subsidiaries – The Partnership’s ownership interest in a consolidated subsidiary may change if it sells a portion of its interest or acquires additional interest or if the subsidiary issues or repurchases its own shares. If the transaction does not result in a change in control over the subsidiary, the transaction is accounted for as an equity transaction. If a sale results in a loss of control, it would result in the deconsolidation of a subsidiary with a gain or loss recognized in the Consolidated Statements of Income unless the subsidiary meets the definition of in-substance real estate. Deconsolidation of in-substance real estate is recorded at cost with no gain or loss recognized. If the purchase of additional interest occurs which changes the acquirer’s ownership interest from noncontrolling to controlling, the acquirer’s preexisting interest in the acquiree is remeasured to its fair value, with a resulting gain or loss recorded in earnings upon consummation of the business combination. Once an entity has control of a subsidiary, its acquisitions of some or all of the noncontrolling interests in that subsidiary are accounted for as equity transactions and are not considered to be a business combination.